Debt - Components of debt (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 24, 2020	May 07, 2020	Apr. 10, 2020	Jan. 13, 2020	Dec. 31, 2019	Nov. 04, 2019
Debt Instruments [Abstract]
Long term debt	$ 31,089	$ 32,611
Less current portion	943	8,016					$ 20,880
Total long term debt	30,146	24,595					16,370
Line of credit, net
Debt Instruments [Abstract]
Long term debt	$ 4,781	$ 5,023					4,819
Basis spread on variable interest rate	2.50%
Floor interest rate	2.50%	3.25%
Term loan, net
Debt Instruments [Abstract]
Long term debt	$ 5,847	$ 7,826
Basis spread on variable interest rate	2.50%
Floor interest rate	2.50%
Bank of Montreal Prime | Term loan, net
Debt Instruments [Abstract]
Basis spread on variable interest rate		8.05%
LIBOR | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate		2.50%
November 2019 notes payable, net (November 2019 Notes)
Debt Instruments [Abstract]
Long term debt	$ 2,927	$ 2,830					$ 2,769
Rate	10.00%	10.00%					10.00%	10.00%
December 2019 notes payable, net (Senior Seller Notes)
Debt Instruments [Abstract]
Long term debt	$ 10,679	$ 10,332					$ 9,191
Rate	10.00%	10.00%					10.00%
December 2019 notes payable, net (Junior Seller Notes)
Debt Instruments [Abstract]
Long term debt	$ 5,153	$ 4,973					$ 4,410
Rate	10.00%	10.00%					10.00%
ABG notes payable, net (ABG Notes)
Debt Instruments [Abstract]
Long term debt	$ 702	$ 687					$ 0
Rate	10.00%	10.00%				10.00%
June 2020 notes payable, net (June 2020 Notes)
Debt Instruments [Abstract]
Long term debt	$ 148	$ 88					0
Rate	10.00%	10.00%	10.00%
Halo PPP Loan
Debt Instruments [Abstract]
Long term debt	$ 431	$ 431					0
Rate	1.00%	1.00%		1.00%
TruPet PPP Loan
Debt Instruments [Abstract]
Long term debt	$ 421	$ 421					$ 0
Rate	0.98%	0.98%			0.98%